UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2010
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Arrowgrass Capital Partners (US) LP
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Address:           245 Park Avenue
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                   New York, New York 10167
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Form 13F File Number:  028-13317
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Flynn
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Title:     Director of the General Partner
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Phone:      +1 (345) 949-9900
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Signature, Place, and Date of Signing:

     /s/ Sean Flynn           Cayman Islands             November 16, 2010
------------------------   -----------------------  -------------------------
      [Signature]              [City/State]                      [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        $ 817,953
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                                                (thousands)


List of Other Included Managers:  None

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


            COLUMN 1              COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                            VALUE      SHRS OR           PUT/ INVESTMENT  OTHER   SOLE  SHARED NONE
         NAME OF ISSUER        TITLE OF CLASS      CUSIP   (X$1000)    PRN AMT   SH/PRN  CALL DISCRETION MANAGER

ALCON INC                     COM SHS            H01301102    45,320    270,000    SH            SOLE               270,000
APACHE CORP                   COM                037411105     6,855     70,694    SH            SOLE                70,694
ARCSIGHT INC                  COM                039666102     1,087     25,000    SH            SOLE                25,000
BROCADE COMMUNICATIONS SYS I  COM NEW            111621306     2,406    410,000    SH            SOLE               410,000
CHINA HYDROELECTRIC CORP      SPONSORED ADR      16949D101       352     60,000    SH            SOLE                60,000
DEUTSCHE BANK AG              NAMEN AKT          D18190898    16,259    405,000    SH            SOLE               405,000
DEUTSCHE BANK AG              NAMEN AKT          D18190898   138,099  3,440,000    SH    Call    SOLE             3,440,000
DEUTSCHE BANK AG              NAMEN AKT          D18190898   134,686  3,355,000    SH    Put     SOLE             3,355,000
DEX ONE CORP                  COM                25212W100       614     50,000    SH            SOLE                50,000
ERP OPER LTD PARTNERSHIP      NOTE 3.850% 8/1    26884AAV5     3,907      5,000    PRN           SOLE                 5,000
GENZYME CORP                  COM                372917104    94,034  1,326,100    SH            SOLE             1,326,100
ISHARES TR                    FTSE XNHUA IDX     464287184     4,325    101,000    SH    Call    SOLE               101,000
ISHARES TR                    FTSE XNHUA IDX     464287184     4,325    101,000    SH    Put     SOLE               101,000
L-1 IDENTITY SOLUTIONS INC    COM                50212A106     5,860    500,000    SH            SOLE               500,000
MCAFEE INC                    COM                579064106    37,264    789,000    SH            SOLE               789,000
NAVIOS MARITIME ACQUIS CORP   SHS                Y62159101     1,465    266,900    SH            SOLE               266,900
NOVARTIS A G                  SPONSORED ADR      66987V109    17,588    306,000    SH            SOLE               306,000
NOVELL INC                    COM                670006105       707    117,700    SH            SOLE               117,700
PACTIV CORP                   COM                695257105    13,172    400,000    SH            SOLE               400,000
POTASH CORP SASK INC          COM                73755L107   223,149  1,546,852    SH            SOLE             1,546,852
PRIDE INTL INC DEL            COM                74153Q102     6,904    235,000    SH            SOLE               235,000
SAVIENT PHARMACEUTICALS INC   COM                80517Q100     3,624    159,100    SH            SOLE               159,100
SELECT SECTOR SPDR TR         SBI INT-FINL       81369Y605     1,234     86,000    SH    Call    SOLE                86,000
SELECT SECTOR SPDR TR         SBI INT-FINL       81369Y605     1,234     86,000    SH    Put     SOLE                86,000
SELECT SECTOR SPDR TR         SBI INT-INDS       81369Y704       641     20,500    SH    Call    SOLE                20,500
SELECT SECTOR SPDR TR         SBI INT-INDS       81369Y704       641     20,500    SH    Put     SOLE                20,500
TALECRIS BIOTHERAPEUTICS HLD  COM                874227101     5,705    250,000    SH            SOLE               250,000
TATA MTRS LTD                 SPONSORED ADR      876568502     8,865    347,400    SH            SOLE               347,400
UBS AG                        SHS NEW            H89231338    17,099  1,025,094    SH            SOLE             1,025,094
UNITED RENTALS NORTH AMER IN  NOTE  1.875%10/1   911365AH7    11,606     17,070    PRN           SOLE                17,070
VIRGIN MEDIA INC              COM                92769L101     8,966    390,000    SH    Put     SOLE               390,000

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